UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08191

Name of Fund: Bullfinch Fund, Inc.

Fund Address: 1370 Pittsford Mendon Road
              Mendon, New York  14506

Name and address of agent for service: Christopher Carosa, President,
        Bullfinch Fund, Inc., 1370 Pittsford Mendon Road,
        Mendon, New York  14506
        Mailing address: 1370 Pittsford Mendon Road
        Mendon, New York  14506

Registrant's telephone number, including area code: (585) 624-3150

Date of fiscal year end: 06/30/06

Date of reporting period: 07/01/05 - 6/30/06

Item 1 - Attach shareholder report





BULLFINCH FUND, INC.

1370 Pittsford Mendon Road
Mendon, New York 14506
(585) 624-3150
1-888-BULLFINCH


(1-888-285-5346)









Annual Report
June 30, 2006


Management's Discussion of Fund Performance

August 15, 2006
Dear Fellow Shareholders:

We are very proud to present the June 2006 Annual Report of the Bullfinch Fund, Inc. This report contains the audited financial statements for both the Unrestricted Series and the Greater Western New York Series.

The first half of 2006 has been the tale of two quarters. Amazingly enough, the fundamental economic news has not changed - either during the first six months of the year or for the last two years. The twin worries of rising oil prices and rising interest rates continue to erode confidence in the market. After a respite in the first three months, this quarter has seen the onset of a fear of inflation to complete the trilogy of anxieties. So, while the first quarter was the best performing quarter in years, the month of May was the worst month in decades, leaving us with a flat market.

Our portfolios' jumped ahead in the first quarter because we did not have significant exposure in the oil services industry. As oil became an issue again in the second quarter, performance in the portfolios suffered, although this downside was muted somewhat by a large cash position we started to build in the first quarter as several stocks hit our valuation targets.

Let's go back and review our terrible trio and whether they represent true harbingers or merely a wall of worry on which we may climb.

Rising oil prices have now been with us since the onset of the War on Terror. What started as psychological concerns (i.e., will the supply of Oil from the mid-east be cut off?) have morphed into economic concerns (i.e., the growing economies in China and the third world have increased demand while supplies have not kept up). The reality: either the global economy will absorb a higher average cost for oil or it will fall into recession. In neither scenario do we see a sustainable acceleration in oil prices.

And whither rising interest rates? It's clear we stand closer to the end of rising rates. Still, the yield curve remains flat to slightly inverted. Cash and money market investments are, for the first time in a long time, again a viable asset in a portfolio's asset allocation strategy. Indeed, because of the flattish yield curve, money markets may be more attractive in the short-term than other, more traditional, fixed income investments. Yet, there's pressure to normalize the yield curve. That requires either short interest rates to fall (i.e., the Fed lowering rates - unlikely in the near-term) or long interest rates to rise (signaling a concern over inflation or a strong economy). Take your pick. In either case, investors are wise to keep their fixed-income durations short.

So, what about inflation? Sure, it's been rising for some time now, but the feeling is it has crossed the threshold. The consensus is not clear, though. The worst case scenario: The Fed is too aggressive and causes the economy to slow down too fast just as real inflation appears. This will likely lead to a sell-off in stocks that might take several years to recover from.

And the good news is? Corporate earnings continue to grow faster than stock prices. We see this in the overall P/E of the market. While stock prices have remained flat to slightly up, P/E's have come down considerably. As a result, we feel our focus on stock picking remains the best way to manage a conservative, long-term portfolio.

We wish to thank our shareholders for expressing their confidence in us and wish you continued good fortune in the coming year.

Best Regards,
Bullfinch Fund, Inc.

Christopher Carosa, CTFA
President


UNRESTRICTED SERIES
(A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF JUNE 30, 2006
TOGETHER WITH INDEPENDENT AUDITOR'S REPORT

ROTENBERG & CO.
Certified Public Accountants
1870 Winton Road South
Suite 200
Rochester, NY 14618
Tel 585-295-2400
Fax 585-295-2150

INDEPENDENT AUDITOR'S REPORT


To the Shareholders and Board of Directors of Bullfinch Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Bullfinch Fund, Inc. - Unrestricted Series (a series within the Bullfinch Fund, Inc.), including the schedule of investments in securities, as of June 30, 2006, and the related statements of operations, changes in net assets, and the financial highlights for the years then ended June 30, 2006, 2005, and 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2006 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Bullfinch Fund, Inc. - Unrestricted Series (a series within the Bullfinch Fund, Inc.) as of June 30, 2006, and the results of its operations, changes in net assets, and its financial highlights for the years ended June 30, 2006, 2005, and 2004, in conformity with accounting principles generally accepted in the United States of America.

The financial highlights of the Unrestricted Series (a series within the Bullfinch Fund Inc.) as of June 30, 2003 and 2002 were audited by other auditors whose reports dated August 13, 2003 and August 15, 2002 respectively expressed an unqualified opinion on those statements.


/s/ Rotenberg & Company, LLP
Rotenberg & Company, LLP
Rochester, New York
July 24, 2006


UNRESTRICTED SERIES
(A SERIES WITHIN THE BULLFINCH FUND, INC.)

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006


ASSETS

Investments in Securities, at Fair Value,
    Identified Cost of $2,792,229                              $  3,258,867

Cash                                                              1,246,378

Accrued Interest and Dividends                                        5,754

Prepaid Expenses                                                      1,826
                                                               ------------

Total Assets                                                   $  4,512,825
                                                               ============
LIABILITIES AND NET ASSETS

LIABILITIES

Accounts Payable                                               $     15,279
                                                               ------------
NET ASSETS

Net Assets (Equivalent to $13.29 per share based
         on 338,474.982 shares of stock outstanding)              4,497,546
                                                               ------------
Total Liabilities and Net Assets                               $  4,512,825
                                                               ============

COMPOSITION OF NET ASSETS

Shares of Common Stock - Par Value $.01;
     10,000,000 Shares Authorized,
     338,474.982 Shares Outstanding                            $  4,269,530

Accumulated Net Investment Loss                                    (238,622)

Net Unrealized Appreciation on Investments                          466,638
                                                               ------------
Net Assets at June 30, 2006                                    $  4,497,546
                                                               ============



The accompanying notes are an integral part of these statements.
UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES JUNE 30, 2006


	Historical
Common Stocks - 100%                        Shares        Cost         Value
                                            ------        ----         -----
Medical Products and Supplies -11.8%
  Biomet Inc.                                4,000   $ 144,638     $ 125,160
  Johnson & Johnson                          2,400	 136,714       143,808
  Polymedica Corporation                     3,200      83,194       115,072
                                                     ---------     ---------
                                                       364,546       384,040
Computers - Software - 10.9%
   Microsoft Corp.                           6,200     151,626       144,460
   Oracle                                   11,000     119,262       159,390
   Synopsis, Inc.                            2,800      60,178        52,556
                                                     ---------     ---------
                                                       331,066       356,406
Banking and Finance - 10.9%
   Fiserv, Inc.                              3,000      75,229       136,080
   National City Corp.                       2,200      55,431        79,618
   New York Community Bancorp                8,500     142,304       140,335
                                                     ---------     ---------
                                                       272,964       356,033
Electrical Equipment - 8.4%
   Corning Inc.                              5,500      37,840       133,045
   General Electric Co.                      4,300     125,562       141,728
                                                     ---------     ---------
                                                       163,402       274,773
Insurance - 8.3%
   AmerUs Group Co. CL A                     3,000      91,169       175,650
   Gallagher Arthur J & Co.                  3,700     114,240        93,758
                                                     ---------     ---------
                                                       205,409       269,408
Commercial Services, Inc. - 6.8%
   Affiliated Computer Services Inc.         2,700     134,417       139,347
   Paychex, Inc.                             2,000      64,090        77,960
                                                     ---------     ---------
                                                       198,507       217,307
Apparel - 4.6%
   VF Corp.                                  2,200      93,606       149,424

Utilities - Natural Resources - 4.6%
   Chesapeake Utilities                      3,100      57,194        93,248
   NiSource Inc.                             2,500      46,325        54,600
                                                     ---------     ---------
                                                       103,519       147,848
Computer - Networking - 3.9%
   Cisco Systems, Inc.                       3,800      55,371        74,214
   Spectralink Corp.                         6,100      74,744        53,802
                                                     ---------     ---------
                                                       130,115       128,016
	Historical
Common Stocks - 100%                        Shares        Cost         Value
                                            ------        ----         -----
Paper & Related Products - 3.9%
   Avery Dennison Corp.                      2,200   $ 114,733     $ 127,732

Office Equipment - 3.4%
   Xerox Corp.                               8,000     118,582       111,280

Pharmaceuticals -3.3%
   Mylan Laboratories Inc.                   5,400     110,246       108,000

Automotive - 3.0%
   Pep Boys - Manny, Moe & Jack              8,400     122,032        98,532

Consumer Nondurables - 2.8%
   Alberto Culver Co.                        1,900      82,294        92,568

Retail - General - 2.7%
   Dollar General                            6,300      95,632        88,074

Instruments - 2.5%
   Checkpoint Systems, Inc.                  3,700      32,717        82,177

Computers - Hardware - 2.4%
   Dell Corp.                                3,250      79,273        79,495

Semiconductors - 2.4%
   Intel Corp.                               4,100      96,931        77,900

Shoes & Leather - 1.8%
   Genesco Inc.                              1,700      25,830        57,579

Food & Beverages - 1.6%
   Sensient Technologies                     2,500      50,825        52,275


Total Investments in Securities                    $ 2,792,229   $ 3,258,867
                                                   ===========   ===========


The accompanying notes are an integral part of these statements.





UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF OPERATIONS FOR THE YEARS ENDED JUNE 30, 2006, 2005 AND 2004

                                               2006         2005         2004
                                               ----         ----         ----
INVESTMENT INCOME:
   Dividends                              $  87,909    $  70,818    $  45,850


EXPENSES:
   Management fees                           46,736       41,125       35,915
   Legal and Professional                    12,113       10,562        9,048
   Director's Fees                            1,200        1,200        1,200
   D&O/E&O                                   11,340        4,482            -
   Fidelity Bond                                936          936        1,400
   Taxes                                        518          455          450
   Telephone                                    234          289          226
   Registration Fees                            969        1,134        1,024
   Custodian Fees                             2,751        2,107        2,055
   Dues and Subscriptions                     1,926        1,698        2,162
                                          ---------     --------     --------
Total expense                                78,723       63,988       53,480
                                          ---------     --------     --------
Net investment income (loss)                  9,186        6,830       (7,630)
                                          ---------     --------     --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss)
    from securities transactions            236,874      147,001      102,654
Unrealized appreciation
    (depreciation) during the period       (197,111)     (45,245)     397,468
                                          ---------     --------     --------

Net gain (loss) on investments               39,763      101,756      500,122
                                          ---------     --------     --------

INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS             $  48,949    $ 108,586    $ 492,492
                                          =========    =========    =========

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF CHANGES IN NET ASSETS FOR THE YEARS ENDED JUNE 30, 2006, 2005 AND

 2004

                                               2006         2005         2004
                                               ----         ----         ----
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)         $      9,186  $     6,830  $    (7,630)
  Net realized gain (loss)
     from security transactions             236,874      147,001      102,654
  Net change in unrealized appreciation
     (depreciation) of investments         (197,111)     (45,245)     397,468
                                       ------------  -----------  -----------
Increase (decrease) in net assets
     resulting from operations               48,949      108,586      492,492

CAPITAL SHARE TRANSACTION:
  Sales                                     535,360      473,324    1,026,695
  Redemptions                              (181,377)    (419,589)    (124,930)
                                       ------------  -----------  -----------
Total capital share transactions            353,983       53,735      901,765
                                       ------------  -----------  -----------
Increase in net assets                      402,932      162,321    1,394,257

NET ASSETS:
  Beginning of period                     4,094,614    3,932,293    2,538,036
                                       ------------  -----------  -----------
  End of period                        $  4,497,546  $ 4,094,614  $ 3,932,293


The accompanying notes are an integral part of these statements.

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
NOTES TO FINANCIAL STATEMENTS JUNE 30, 2006


NOTE A - SCOPE OF BUSINESS

The Unrestricted Series (the "Series") is a series within the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

The investment objective of the Series is to seek conservative long-term growth in capital. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash - Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value.

Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The Series made a distribution of its long-term capital gains of $103,035 to its shareholders on June 29, 2004, in the form of stock dividends equal to 7,145.311 shares of stock. The Series made a distribution of its long-term capital gains of $17,260 to its shareholders on December 28, 2004, in the form of stock dividends equal to 1,137.790 shares of stock. The Series made a distribution of its long term capital gains of $234,457 and ordinary income of $6,615 to its shareholders on June 29, 2005 in the form of stock dividends equal to 17,183.492 shares of stock. The Series made a distribution of its long term capital gains of $18,898 to its shareholders on December 28, 2005 in the form of stock dividends equal to 1,338.392 shares of stock. The Series made a distribution of its long term capital gains of $242,509 and ordinary income of $9,254 to its shareholders on June 28, 2006 in the form of stock dividends equal to 19,233.233 shares of stock.


Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ from those estimates.

NOTE C - INVESTMENTS

For the year ended June 30, 2006, the Series purchased $677,002 of common stock. During the same period, the Series sold $1,369,364 of common stock.

For the year ended June 30, 2005, the Series purchased $853,288 of common stock. During the same period, the Series sold $709,374 of common stock.

For the year ended June 30, 2004, the Series purchased $1,807,912 of common stock. During the same period, the Series sold $748,577 of common stock.

At June 30, 2006, the gross unrealized appreciation for all securities totaled $603,934 and the gross unrealized depreciation for all securities totaled $137,296, or a net unrealized appreciation of $466,638. The aggregate cost of securities for federal income tax purposes at June 30, 2006 was $2,792,229.

At June 30, 2005, the gross unrealized appreciation for all securities totaled $828,871 and the gross unrealized depreciation for all securities totaled $165,121, or a net unrealized appreciation of $663,750. The aggregate cost of securities for federal income tax purposes at June 30, 2005 was $3,247,717.


At June 30, 2004, the gross unrealized appreciation for all securities totaled $784,259 and the gross unrealized depreciation for all securities totaled $75,265, or a net unrealized appreciation of $708,994. The aggregate cost of securities for federal income tax purposes at June 30, 2004 was $2,956,801.

NOTE D - INVESTMENT ADVISORY AGREEMENT

Carosa, Stanton & DePaolo Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa, Stanton & DePaolo Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa, Stanton & DePaolo Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio, which includes selecting investments and handling its business affairs.

As compensation for its services to the Fund, the investment advisor receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

Carosa, Stanton & DePaolo Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

During the fiscal years ended June 30, 2006, 2005 and 2004, the fund paid investment advisory fees of $46,736, $41,125 and $35,915, respectively.

On June 30, 2006, the fund had $3,878 included in accounts payable, as owed to Carosa, Stanton & DePaolo Asset Management, LLC.



NOTE E - CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:


                                   Shares             Amount
                              -----------        -----------


Balance at June 30, 2003      199,957.769        $ 2,328,019

Shares sold during 2004        72,954.003          1,026,695
Shares redeemed during 2004    (8,718.448)          (124,930)
Reinvestment of Distributions,
              June 29, 2004     7,145.311            103,035

Balance at June 30, 2004      271,338.635        $ 3,332,819

Shares sold during 2005        32,575.497            473,324
Shares Redeemed During 2005   (29,211.603)          (419,589)
Reinvestment of Distributions,
          December 28, 2004     1,137.790             17,260
Reinvestment of Distributions,
              June 29, 2005    17,183.492            241,072

Balance at June 30, 2005      293,023.811        $ 3,644,886

Shares sold during 2006        37,416.865            535,360
Shares Redeemed During 2006   (12,537.319)          (181,377)
Reinvestment of Distributions,
          December 28, 2005     1,338.392             18,898
Reinvestment of Distributions,
              June 28, 2006    19,233.233            251,763

Balance at June 30, 2006      338,474.982        $ 4,269,530




UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
FINANCIAL HIGHLIGHTS (SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
FOR THE YEARS ENDED JUNE 30, 2006, 2005, 2004, 2003, and 2002


                                          2006       2005        2004        2003       2002

NET ASSET VALUE, beginning of period      $ 13.97    $ 14.49     $ 12.69     $ 11.91      $ 13.16

INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)            0.03        0.02       (0.03)     (0.06)      (0.06)
  Net gain (loss) on securities
    both realized and unrealized          (1.56)     (1.47)       1.44       0.84       (1.19)

Total from investment operations          (1.53)     (1.45)       1.41       0.78       (1.25)

DISTRIBUTIONS
 Dividends	                               0.85       0.93        0.39       0.00        0.00

NET ASSET VALUE, end of period            $ 13.29    $ 13.97    $ 14.49     $ 12.69     $ 11.91


NET ASSETS, end of period                 $4,497,546 $4,094,614 $3,932,293 $2,538,036 $1,995,697


                                          Actual      Actual     Actual     Actual      Actual

RATIO OF EXPENSES
  TO AVERAGE NET ASSETS*                  1.8%       1.6%       1.6%        1.7%       1.8%

RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS*                  0.2%       0.2%       (0.2)%     (0.3)%     (0.3)%

PORTFOLIO TURNOVER RATE*                  15.3%      18.2%      22.6%       7.5%       25.1%

TOTAL RETURN                               1.3%       2.8%       17.4%       6.6%       (9.5)%

* Per share amounts calculated using the average shares method










The accompanying notes are an integral part of these statements.



GREATER WESTERN NEW YORK SERIES (A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF JUNE 30, 2006
TOGETHER WITH INDEPENDENT AUDITOR'S REPORT

ROTENBERG & CO.
Certified Public Accountants
1870 Winton Road South
Suite 200
Rochester, NY 14618
Tel 585-295-2400
Fax 585-295-2150

INDEPENDENT AUDITOR'S REPORT


To the Shareholders and Board of Directors of Bullfinch Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Bullfinch Fund, Inc. - Greater Western New York Series (a series within the Bullfinch Fund, Inc.), including the schedule of investments in securities, as of June 30, 2006, and the related statements of operations, changes in net assets, and the financial highlights for the years then ended June 30, 2006, 2005, and 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2006 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Bullfinch Fund, Inc. - Greater Western New York Series (a series within the Bullfinch Fund, Inc.) as of June 30, 2006, and the results of its operations, changes in net assets, and its financial highlights for the years ended June 30, 2006, 2005, and 2004, in conformity with accounting principles generally accepted in the United States of America.

The financial highlights of the Western New York Series (a series within the Bullfinch Fund Inc.) as of June 30, 2003 and 2002 were audited by other auditors whose reports dated August 13, 2003 and August 15, 2002 respectively expressed an unqualified opinion on those statements.

/s/ Rotenberg & Company, LLP
Rotenberg & Company, LLP
Rochester, New York
July 24, 2006


GREATER WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006

ASSETS

Investments in securities, at fair value,
            identified cost of $373,078                        $ 531,478

Cash                                                              99,913

Accrued interest and dividends                                       801

Prepaid expenses                                                   1,498

Due from investment advisor                                          620

Total assets                                                   $ 634,310


LIABILITIES AND NET ASSETS

LIABILITIES

Accounts payable                                               $   3,209


NET ASSETS

Net assets (equivalent to $13.27 per share based
       on 47,564.952 shares of stock outstanding)                631,101

Total Liabilities and Net Assets                               $ 634,310

COMPOSITION OF NET ASSETS

Shares of common Stock - Par Value $.01;
10,000,000 Shares Authorized,
47,564.952 Shares Outstanding                                  $ 495,930

Accumulated net investment loss                                  (23,229)

Net unrealized appreciation on investments                       158,400

Net assets at June 30, 2006                                    $ 631,101




The accompanying notes are an integral part of these statements.


GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) SCHEDULE OF INVESTMENTS IN SECURITIES JUNE 30, 2006

	Historical
Common Stocks - 100%                        Shares        Cost         Value
                                            ------        ----         -----
Medical Products & Supplies - 12.7%
   Bausch & Lomb Inc.                          600    $ 31,472     $  29,424
   Greatbatch Technologies                     850      23,822        20,060
   Johnson & Johnson                           300      17,108        17,976
                                                      --------     ---------

                                                        72,402        67,460

Electrical Equipment - 10.8%
   Corning, Inc.                               700       2,268        16,933
   General Electric                            550      15,917        18,128
   Ultralife Batteries, Inc.                 2,200      12,432        22,286
                                                      --------     ---------
                                                        30,617        57,347
Commercial Services - 6.1%
   Harris Interactive, Inc.                  2,600       8,918        14,820
   Paychex, Inc.                               450      11,885        17,541
                                                      --------     ---------

                                                        20,803        32,361
Railroads - 6.0%
   Genesee & Wyoming Class A                   900       2,522        31,923

Automotive - 5.3%
   Monro Muffler Brake Inc.                    500       9,880        16,280
   Pep Boys - Manny, Moe & Jack              1,000      14,532        11,730
                                                      --------     ---------

                                                        24,412        28,010
Aerospace - 4.6%
   Moog, Inc. Class A                          337       2,926        11,532
   Northrop Grumman                            200       2,536        12,812
                                                      --------     ---------

                                                         5,462        24,344

Real Estate & Related - 4.5%
   Home Properties  Inc.                       200       5,624        11,102
   Sovran Self Storage                         250       6,892        12,697
                                                      --------     ---------

                                                        12,516        23,799

Metal Fabrication & Hardware - 4.2%
   Graham Corp.                              1,200       4,804        22,416

Steel - 4.1%
   Gilbraltar Industries Inc.                  750       8,975        21,750


Electronic Components - 3.9%
   Astronics Corp.                           1,431       7,065        19,147
   IEC Electronics Corp.                     2,000       1,530         1,660
                                                      --------     ---------
                                                         8,595        20,807
Retail - Specialty - 3.8%
   Christopher & Banks Corp.                   700      12,105        20,300

Food & Beverages - 3.8%
   Constellation Brands Inc.                   800       5,018        20,000


	Historical
Common Stocks - 100%                        Shares        Cost         Value
                                            ------        ----         -----
Computers - Software - 3.7%
   Oracle                                    1,300    $ 16,642      $ 18,837
   Veramark Tech, Inc.                       1,050       6,181           735
                                                      --------      --------

                                                        22,823        19,572

Photographic Equipment and Suppliers - 3.6%
   Eastman Kodak                               800      20,746        19,024


Computers - Networking - 3.5%
  Performance Technologies, Inc.             2,700      23,103        18,630

Computers - Services - 3.5%
   Computer Task Group, Inc.                 3,700      15,799        18,500

Utilities - Natural Resources - 3.3%
   National Fuel Gas Co.                       500      11,250        17,570

Office Equipment - 2.9%
   Xerox Corp.                               1,100      18,571        15,301


Airlines - 2.6%
   Southwest Airlines Co.                      850      15,105        13,915

Computers - Distributors - 2.0%
   Ingram Micro                                600      10,909        10,878

Retail - General - 1.7%
   Dollar General                              650       9,065         9,087

Computers - Hardware - 1.6%
   Dell Corporation                            350      10,734         8,561


Packaging and Containers - 1.3%
   Mod Pac Corporation                         715       3,461         7,114


Machinery - 0.4%
   Columbus McKinnon Corp.                     100       2,344         2,174

Industrial Materials - 0.1%
   Servotronics, Inc.                          100         937           635
                                                       -------       -------


Total Investments in Securities                      $ 373,078     $ 531,478




The accompanying notes are an integral part of these statements.

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) STATEMENTS OF OPERATIONS FOR THE YEARS ENDED JUNE 30, 2006, 2005, AND 2004

                                               2006         2005         2004
                                               ----         ----         ----
INVESTMENT INCOME:
        Dividends                        $    8,146   $    5,710   $    4,786

EXPENSES:
        Management fees                       7,292        6,265        5,591
        Reimbursement of Management Fees     (2,520)      (1,302)      (1,767)
        Legal and Professional                1,515        1,224        1,049
        Director's Fees                       1,200        1,200        1,200
        D&O/E&O                               1,260          498            -
        Fidelity Bond                           104          104          155
        Taxes                                   450          433          250
        Telephone                               234          289          226
        Registration Fees                       418          200          270
        Custodian Fees                          186           99          705
        Dues and Subscriptions                1,126          898        1,362
                                          ---------    ---------    ---------

Total expense                                11,265        9,908        9,041
                                          ---------    ---------    ---------
Net investment income (loss)                 (3,119)      (4,198)      (4,255)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from
       securities transactions               37,655         (155)        (136)
Unrealized appreciation (depreciation)
       during the period                     23,218       32,113       95,527
Net gain (loss) on investments               60,873       31,958       95,391

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS              $  57,754    $  27,760    $  91,136

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)

STATEMENTS OF CHANGES IN NET ASSETS FOR THE YEARS ENDED JUNE 30, 2006, 2005, AND 2004

                                               2006         2005         2004
                                               ----         ----         ----
DECREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss)          $   (3,119) $    (4,198)  $   (4,255)
   Net realized gain (loss) from
       security transactions                 37,655         (155)        (136)
   Net change in unrealized appreciation
      (depreciation) of investments          23,218       32,113       95,527
Increase (decrease) in net assets
       resulting from operations             57,754       27,760       91,136

CAPITAL SHARE TRANSACTIONS:
   Sales                                     28,003       34,779       41,948
   Redemptions                               (2,907)      (4,870)      (9,822)
Total capital share transactions             25,096       29,909       32,126
Increase in net assets                       82,850       57,669      123,262

NET ASSETS:
   Beginning of period                      548,251      490,582      367,320
   End of period                          $ 631,101    $ 548,251    $ 490,582

The accompanying notes are an integral part of these statements.

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) NOTES TO FINANCIAL STATEMENTS JUNE 30, 2006



NOTE A - SCOPE OF BUSINESS

The Greater Western New York Series (the "Series") is a series within the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

The investment objective of the Series is to seek capital appreciation through the investment in common stock of companies with an important economic presence in the Greater Western New York Region. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash - Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value.

Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The Series made a distribution of its long-term capital gains of $42,105 to its shareholders on June 28, 2006, in the form of stock dividends equal to 3,243.841 shares of stock.

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ from those estimates.

NOTE C - INVESTMENTS

For the year ended June 30, 2006, the Series purchased $92,681 of common stock. During the same period, the Series sold $94,535 of common stock.

For the year ended June 30, 2005, the Series purchased $54,053 of common stock. During the same period, the Series sold $23,356 of common stock.

For the year ended June 30, 2004, the Series purchased $50,274 of common stock. During the same period, the Series sold $70,284 of common stock.

At June 30, 2006, the gross unrealized appreciation for all securities totaled $185,791 and the gross unrealized depreciation for all securities totaled $27,391, or a net unrealized appreciation of $158,400. The aggregate cost of securities for federal income tax purposes at June 30, 2006 was $373,078.

At June 30, 2005, the gross unrealized appreciation for all securities totaled $176,655 and the gross unrealized depreciation for all securities totaled $41,472, or a net unrealized appreciation of $135,183. The aggregate cost of securities for federal income tax purposes at June 30, 2005 was $337,278.

At June 30, 2004, the gross unrealized appreciation for all securities totaled $132,970 and the gross unrealized depreciation for all securities totaled $29,900, or a net unrealized appreciation of $103,070. The aggregate cost of securities for federal income tax purposes at June 30, 2004 was $306,734.

NOTE D - INVESTMENT ADVISORY AGREEMENT


Carosa, Stanton & DePaolo Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa, Stanton & DePaolo Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa, Stanton & DePaolo Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio, which includes selecting investments and handling its business affairs.

As compensation for its services to the Fund, the investment advisor receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

Carosa, Stanton & DePaolo Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

During the fiscal years ended June 30, 2006, 2005 and 2004, the fund paid investment advisory fees of $4,772, $4,963 and $3,824, respectively.

On June 30, 2006 the fund had $609 included in accounts payable, as owed to Carosa, Stanton and DePaolo Asset Management, LLC.


NOTE E - CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:

                                   Shares             Amount
                              -----------        -----------


Balance at June 30, 2003       37,481.608          $ 366,694

Shares sold during 2004         3,460.239             41,948
Shares redeemed during 2004      (786.365)            (9,822)

Balance at June 30, 2004       40,155.482          $ 398,820

Shares sold during 2005         2,801.149             34,779
Shares redeemed during 2005      (382.933)            (4,870)

Balance at June 30, 2005       42,573.698          $ 428,729

Shares sold during 2006         1,951.828             28,003
Shares redeemed during 2006      (204.415)            (2,907)
Reinvestment of Distributions,
              June 28, 2006     3,243.841             42,105

Balance at June 30, 2006       47,564.952          $ 495,930



GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) FINANCIAL HIGHLIGHTS (SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
FOR THE YEARS ENDED JUNE 30, 2006, 2005, 2004, 2003, and 2002


                                          2006       2005        2004        2003       2002
NET ASSET VALUE, beginning of period      $ 12.88    $  12.22    $   9.80    $  9.19    $  10.12

INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)            (0.07)     (0.10)      (0.11)     (0.03)      (0.34)
  Net gain (loss) on securities both
   realized and unrealized                (0.49)      0.76        2.53        0.64       (0.59)
Total from investment operations          (0.56)      0.66        2.42        0.61       (0.93)

DISTRIBUTIONS
    Dividends                               .95          -           -          -           -

NET ASSET VALUE, end of period            $ 13.27     $ 12.88     $  12.22    $    9.80  $  9.19

NET ASSETS, end of period                 $631,101    $548,251    $490,582     $367,320     $342,086

                                          Actual      Actual      Actual      Actual      Actual

RATIO OF EXPENSES TO
 AVERAGE NET ASSETS*                       1.9%        2.0%        2.0%       1.6%         2.0%

RATIO OF EXPENSES TO AVERAGE NET ASSETS
 BEFORE REIMBURSEMENT*                     2.4%        2.2%        2.4%       2.3%         2.6%

RATIO OF NET INVESTMENT INCOME
 TO AVERAGE NET ASSETS*                   (0.5)%      (0.8)%      (1.0)%      0.0%        (1.4)%

PORTFOLIO TURNOVER RATE*                  15.8%        4.6%       11.3%       7.7%        28.0%

TOTAL RETURN                              10.6%        5.4%       24.7%       6.6%        (9.2)%

* Per share amounts calculated using the average shares method


The accompanying notes are an integral part of these statements.


ADDITIONAL INFORMATION

EXPENSE TABLE           Beginning       Ending
                      Account Value  Account Value  Annualized   Expenses Paid
ACTUAL                   1/1/06        6/30/06     Expense Ratio During Period+
Unrestricted Series     $ 1,000.00    $ 1,003.64       1.8%        $ 8.94
Greater Western
        New York Series   1,000.00      1,071.44       1.9%        $ 9.78
HYPOTHETICAL++
Unrestricted Series       1,000.00      1,016.00       1.8%        $ 9.00
Greater Western
        New York Series   1,000.00      1,015.50       1.9%        $ 9.57

+     Expenses are equal to each Series' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days
(181) in the most recent fiscal half-year, then divided by 365.
++    Assumes annual return of 5% before expenses.

All mutual funds have operating expenses. As a shareholder of the Fund, you incur operating expenses including investment advisory fees, regulatory fees and other Fund expenses. Such expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund. The Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Table is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (January 1, 2006 to June 30, 2006).

The Expense Table illustrates your Fund's costs in two ways.

ACTUAL EXPENSES. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. This section is intended to help you compare your Fund's costs with those of other mutual funds. It is based on your Fund's actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case - because the return used is not your Fund's actual return - the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission (the "SEC") requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.


BOARD OF DIRECTORS INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors of the Fund are set forth below. The Fund's SAI includes additional information about the Fund's Directors, and is available without charge, by calling (585) 624-3150 or 1-888-BULLFINCH. Each director may be contacted by writing to the director c/o Bullfinch Fund, Inc. 1370 Pittsford Mendon Road, Mendon, New York 14506

The directors and officers of the Fund are:

NAME, AGE                POSITON(S)    TERM OF OFFICE        PRINCIPLE        NUMBER OF        OTHER
ADDRESS                  HELD WITH     AND LENGTH OF      OCCUPATION(S)      PORTFOLIOS  DIRECTORSHIPS
                    FUND         TIME SERVED        DURING PAST         IN FUND       HELD BY
                                                             5 YEARS           COMPLEX       DIRECTOR
                                                                             OVERSEEN BY
                                                                              DIRECTOR
-----------------------------------------------------------------------------------------------------

                                           INTERESTED PERSONS
Christopher Carosa, 46  President;      Term of Office:  President, Founder       2            N/A
  2 Lantern Lane        Director;       N/A              Carosa, Stanton &
  Honeoye Falls,        Chairman of     Length of Time   DePaolo Asset
  New York 14472        Board; Chief    Served:          Management, LLC;
                        Compliance      Since 1997       President, Director
                        Officer                          and Chairman of the
                                                         Board, Bullfinch Fund, Inc.

Gordon Stanton, 47      Vice-President; Term of Office:  Vice-President, Founder       2            N/A
  17 East 96 St.        Director;       N/A              Carosa, Stanton &
  Apt 7C                                Length of Time   DePaolo Asset
  New York,                             Served:          Management, LLC;

  NY  10128                             Since 1997       Vice-President,
                                                         and Director,
                                                         Bullfinch Fund, Inc.;
                                                         Associate, Brown Harris
                                                         Stevens Residential


Terrance B. Mulhern, 44 Vice-President  Term of Office:  Executive Vice-President           2            N/A
  169 Church Street                     N/A              Carosa, Stanton &

  Victor,                               Length of Time   DePaolo Asset
  NY  14564                             Served:          Management, LLC;
                                        Since 2003       Vice-President,
                                                         Bullfinch Fund, Inc.;
                                                         Senior Vice-President,
                                                         Clover Capital;


Bradford L. McAdam, 50  Vice-President  Term of Office:  Vice-President           2            N/A
  7109 Chili-Riga Ctr Rd                N/A              Carosa, Stanton &
  Churchville,                          Length of Time   DePaolo Asset
  NY  14428                             Served:          Management, LLC;
                                        Since 1998       Vice-President,
                                                         Bullfinch Fund, Inc.

Thomas S. Carroll, 47   Vice-President  Term of Office:  Vice-President           2            N/A
  47 Chippenham Drive                   N/A              Carosa, Stanton &
  Penfield,                             Length of Time   DePaolo Asset
  NY  14526                             Served:          Management, LLC;
                                        Since 2005       Vice-President,
                                                         Bullfinch Fund, Inc.
                                                         Manager, Studio Sales
                                                         Pottery Supply

Betsy Kay Carosa, 46    Corporate       Term of Office:  Office Manager           2            N/A
  2 Lantern Lane        Secretary       N/A              Carosa, Stanton &
  Honeoye Falls,                        Length of Time   DePaolo Asset
  NY  14472                             Served:          Management, LLC;
                                        Since 1997       Corporate Secretary,
                                                         Bullfinch Fund, Inc.

                                           INDEPENDENT DIRECTORS

^Jan Dombrowski, MD, 46  Director;       Term of Office:  President                2            N/A
  925 Cheese Factory Rd Audit           N/A              MD Oncology PLLC
  Honeoye Falls,        Committee       Length of Time
  NY  14472                             Served:
                                        Since 2002

John P. Lamberton, 46   Director        Term of Office:  Founder, General Partner   2            N/A
  143-49 38th Ave, 3rd Floor            N/A              Cape Bojador Capital
  Flushing,                             Length of Time   Management; Managing
  NY   11354                            Served:          Director, HSBC
                                        Since 2003       Securities

William E.J. Martin, 46 Director        Term of Office:  Director of Sales        2            N/A
  4410 Woodlawn Ave. N                  N/A              Aecon Buildings, Inc.;
  Seattle,                              Length of Time   Project Manager,
  WA  98103                             Served:          American Home Builders;
                                        Since 1997       Senior Project Manager,
                                                         Mego Construction

Thomas Midney, 45       Director        Term of Office:  Manufacturing Dir Specialist   2            N/A
  13 Burr Road                          N/A              Bigelow Tea;
  Bloomfield,                           Length of Time   Manufacturing Dev,
  CT  06002                             Served:          HydrogenSource;
                                        Since 1997       Manufacturing Dir,
                                                         NQ Environmental;
                                                         Director of Product
                                                         Planning, Goss &
                                                         Deleeuw


Michael J. Morris, 45   Director        Term of Office:  Actuary                  2            N/A
  72 Lovely Street      Audit           N/A              United Healthcare
  Unionville,           Committee       Length of Time
  CT  06085                             Served:
                                        Since 1997

Michael W. Reynolds, 46 Director        Term of Office:  Vice-President           2            N/A
  105 Dorchester Road   Audit           N/A              Quinlan & Company
  Buffalo,              Committee       Length of Time
  NY  14213                             Served:
                                        Since 2000


^ Mr. Dombrowski resigned from the board effective of the Board's annual meeting in July 2006.



PROXY VOTING GUIDELINES
Carosa, Stanton & DePaolo Asset Management, LLC, the Fund's Investment Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge, upon request, by calling (555) 624-3150 or 1-888-BULLFINCH.

QUARTERLY FILING OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


DISCLOSURE REGARDING THE BOARD OF DIRECTORS' APPROVAL
OF THE INVESTMENT ADVISORY CONTRACT

At the Board's Annual Meeting, the independent directors of the Board met separately to discuss the Adviser and reported the conclusions to the Board. In determining whether to renew the Management and Investment Advisory Agreements between the Fund and Carosa, Stanton & DePaolo Asset Management, LLC, (the Adviser), the Board of Directors requested, and the Adviser provided information relevant to the Board's consideration. Among the factors the Board considered were:

1. Nature, extent and quality of service provided by the Adviser - the independent directors noted the unprecedented access they have to the adviser, the quick responsiveness to requests and the positive review following Mr. Lamberton's multi-day visit all show the high quality of service provided by the Adviser;

2. The overall performance of the Series' relative to the performance of other funds in the Funds' peer group and its benchmark - the independent directors noted the Series' long-term performance exceeded the benchmarks and were in-line with or better than it peers (as reported by Lipper).

3. The cost of Adviser services and the profits realized by the Adviser - the independent directors noted the Adviser is not charging a lot and is not receiving an excessive amount of profit for, among other reasons, its continued subsidization of the Greater Western New York Series.

4. Extent to which economies of scale would be realized as a fund group - the independent directors noted the advisery fee schedule includes breakpoints and that the Fund is not subject to sales charges or Rule 12b-1 fees.

5. Do fee levels reflect economies of scale for the benefit of fund investors?
- the independent directors noted the adviser has already agreed to cap the fees at 2% and reduce that cap to 1.5% when a Series' assets exceed $10 million. The independent directors noted there was an increase in expenses primarily due to the D&O/E&O costs and expressed a desire for increased direct marketing in order to further take advantage of economies of scale.

6. For the above comparison of fees and services, the board relied on material provided by the adviser, and, because much of this material came from third party sources, the board did not obtain information independent of the investment adviser.

Based upon their review and consideration of these factors and other matters deemed relevant, the Board concluded that the terms of the Investment Management Agreements are fair and reasonable and the Board voted to renew the Agreements.


Item 2 - CODE OF ETHICS.


      (a) The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, its principal financial officer, principal accounting officer, controller, as well as any other officers and persons providing similar functions. This code of ethics is included as Exhibit 11(a)(1).

      (b) During the period covered by this report, no amendments were made to the provisions of the code of ethics


      (c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics were granted.


Item 3 - AUDIT COMMITTEE FINANCIAL EXPERT.


            The registrant's Board of Directors determined that the registrant does not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert" as defined in instruction 2(b) of Item 3 of Form N-CSR. It was the consensus of the board that, although no one individual Audit Committee member meets the technical definition of an audit committee financial expert, the Committee has sufficient expertise collectively among its members to effectively discharge its duties and that the Committee will engage additional expertise if needed.


Item 4 - PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            The registrant has engaged its principal accountant to perform audit services. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant. Since the accounting fees were approved by the Board of Directors in total, the principal accountant has provided an estimate of the split between audit and preparation of the tax filings.

                                   06/30/2006     06/30/2005

            Audit Fees              $9,000          $8,500

            Audit-Related Fees      $    0          $    0
            Tax Fees                $2,000          $2,000
            All Other Fees          $    0          $    0

            The Audit Committee of the registrant's Board of Directors recommends a principal accountant to perform audit services for the registrant. Each year, the registrant's Board of Directors vote to approve or disapprove the principal accountant recommended by the Audit Committee for the following year's accounting work.

Item 5 - AUDIT COMMITTEE OF LISTED REGISTRANTS.

           Not applicable to open-end investment companies.

Item 6 - Reserved

Item 7 - DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

Item 8 - PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         None.

Item 10(a) -The registrant's principal executive and principal financial officer has determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on the evaluation of these controls and procedures are effective as of a date within 90 days prior to the filing date of this report.

Item 10(b) -There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - EXHIBITS.

            (a)(1)  Code of Ethics - referred to in Item 2 is attached hereto.

            (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

            (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bullfinch Fund, Inc.

By: /s/ Christopher Carosa
    ----------------------------------------
    Christopher Carosa,
    President of Bullfinch Fund, Inc.


Date: August 15, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Christopher Carosa

    ----------------------------------------

    Christopher Carosa,
    President of Bullfinch Fund, Inc.

Date: August 15, 2006